Intangible Assets - Summary of Intangible Assets Internally Developed and Acquired From Third Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 2,246.5	$ 2,213.4	$ 2,075.6
Ending balance	2,331.0	2,246.5	2,213.4
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,299.9	3,213.8	2,999.6
Additions	192.1	119.8	166.5
Disposals	(13.6)	(6.9)	(1.1)
Reclassifications		(27.6)
Impairment			53.1
Interest on capitalized assets			0.4
Assets held for sale			(0.8)
Translation adjustments	4.4	0.8	(3.9)
Ending balance	3,482.8	3,299.9	3,213.8
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,053.4)	(1,000.4)	(924.0)
Amortization	(131.9)	(103.7)	(86.6)
Amortization of contribution from suppliers	29.8	21.1	10.1
Disposals	6.0	2.7	1.0
Reclassifications		27.7
Impairment			(2.3)
Interest on capitalized assets	(1.3)	(1.4)	(1.3)
Assets held for sale			0.7
Translation adjustments	(1.0)	0.6	2.0
Ending balance	(1,151.8)	(1,053.4)	(1,000.4)
Internally generated [member] | Commercial [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,193.3	1,154.1	1,065.5
Ending balance	1,191.5	1,193.3	1,154.1
Internally generated [member] | Commercial [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,274.4	1,234.2	1,126.0
Additions	36.9	40.4	108.2
Reclassifications		(0.2)
Ending balance	1,311.3	1,274.4	1,234.2
Internally generated [member] | Commercial [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(81.1)	(80.1)	(60.5)
Amortization	(58.2)	(31.6)	(19.6)
Amortization of contribution from suppliers	19.5	10.2
Reclassifications		20.4
Ending balance	(119.8)	(81.1)	(80.1)
Internally generated [member] | Executive [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	881.6	788.4	750.8
Ending balance	905.5	881.6	788.4
Internally generated [member] | Executive [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,544.6	1,405.8	1,339.8
Additions	58.8	48.6	16.6
Reclassifications		90.2
Impairment			49.0
Interest on capitalized assets			0.4
Ending balance	1,603.4	1,544.6	1,405.8
Internally generated [member] | Executive [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(663.0)	(617.4)	(589.0)
Amortization	(43.9)	(42.9)	(34.9)
Amortization of contribution from suppliers	10.3	10.9	10.1
Reclassifications		(12.2)
Impairment			(2.3)
Interest on capitalized assets	(1.3)	(1.4)	(1.3)
Ending balance	(697.9)	(663.0)	(617.4)
Internally generated [member] | Defense and Security [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	80.5	11.9	8.5
Ending balance	93.1	80.5	11.9
Internally generated [member] | Defense and Security [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	132.4	55.8	52.0
Additions	26.1	13.7	3.8
Reclassifications	(13.6)	62.0
Translation adjustments	1.0	0.9
Ending balance	145.9	132.4	55.8
Internally generated [member] | Defense and Security [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(51.9)	(43.9)	(43.5)
Amortization	(3.4)	(2.4)	(0.4)
Reclassifications	2.7	(5.2)
Translation adjustments	(0.2)	(0.4)
Ending balance	(52.8)	(51.9)	(43.9)
Internally generated [member] | Service and support [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9.0
Ending balance	31.0	9.0
Internally generated [member] | Service and support [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9.0
Additions	22.0	9.0
Ending balance	31.0	9.0
Internally generated [member] | Service and support [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0
Ending balance	0.0	0.0
Internally generated [member] | All Other Segments [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2.2	2.8	3.1
Ending balance	52.0	2.2	2.8
Internally generated [member] | All Other Segments [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4.6	4.6	4.6
Additions	45.5
Disposals	(8.6)
Reclassifications	13.6
Translation adjustments	1.7
Ending balance	56.8	4.6	4.6
Internally generated [member] | All Other Segments [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2.4)	(1.8)	(1.5)
Amortization	(1.5)	(0.6)	(0.3)
Disposals	2.3
Reclassifications	(2.7)
Translation adjustments	(0.5)
Ending balance	(4.8)	(2.4)	(1.8)
Not internally generated [member] | Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		8.2	7.1
Ending balance			8.2
Not internally generated [member] | Development [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	11.8	10.7
Additions			1.6
Reclassifications		(11.8)
Translation adjustments			(0.5)
Ending balance		0.0	11.8
Not internally generated [member] | Development [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(3.6)	(3.6)
Disposals			0.0
Reclassifications		3.6
Ending balance			(3.6)
Not internally generated [member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	48.9	76.4	95.7
Ending balance	27.6	48.9	76.4
Not internally generated [member] | Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	302.0	310.6	308.1
Additions	2.8	4.1	6.3
Disposals	(3.4)	(1.6)	(1.1)
Reclassifications		(10.1)
Assets held for sale			(0.8)
Translation adjustments	0.2	(1.0)	(1.9)
Ending balance	301.6	302.0	310.6
Not internally generated [member] | Computer software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(253.1)	(234.2)	(212.4)
Amortization	(24.0)	(25.6)	(25.1)
Disposals	3.4	1.6	1.0
Reclassifications		4.1
Assets held for sale			0.7
Translation adjustments	(0.3)	1.0	1.6
Ending balance	(274.0)	(253.1)	(234.2)
Not internally generated [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22.3	21.4	21.7
Ending balance	23.8	22.3	21.4
Not internally generated [member] | Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22.3	21.4	21.7
Translation adjustments	1.5	0.9	(0.3)
Ending balance	23.8	22.3	21.4
Not internally generated [member] | Goodwill [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	0.0	0.0
Ending balance	0.0	0.0	0.0
Not internally generated [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8.7	150.2	123.2
Ending balance	6.5	8.7	150.2
Not internally generated [member] | Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10.6	169.6	136.7
Additions		4.0	30.0
Disposals	(1.6)	(5.3)
Reclassifications		(157.7)
Impairment			4.1
Translation adjustments			(1.2)
Ending balance	9.0	10.6	169.6
Not internally generated [member] | Other intangible assets [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1.9)	(19.4)	(13.5)
Amortization	(0.9)	(0.6)	(6.3)
Disposals	0.3	1.1
Reclassifications		17.0
Assets held for sale			0.0
Translation adjustments		0.0	0.4
Ending balance	$ (2.5)	$ (1.9)	$ (19.4)